Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Straight-line Method Over their estimated useful lives	Depreciation of property and equipment are provided using the straight-line method over their estimated useful lives as follows:
Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

Schedule of Basic Net Loss Per Share	Basic and diluted loss per share for each of the periods presented are calculated as follows:
	Six months ended September 30,
	2022	2023
	RMB	RMB

Numerator:
Net loss	(15,615)	(11,766)
Net loss attributable to non-controlling interest	(1,350)	(1,280)
Net loss attributable to UTime Limited, basic and diluted	(14,265)	(10,486)
Denominator:
Weighted average shares outstanding, basic and diluted	8,267,793	13,567,793
Net loss attributable to UTime Limited per ordinary share:
Continuing operations	(1.55)	(0.76)
Discontinued operation	(0.18)	(0.01)